Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income (loss)	$ 50,634	$ (46,325)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs	400	200
Amortization of debt discounts	1,545	1,811
Expenses related to early repayment of debt	16,984
Non-cash addition to senior subordinated secured term loan for PIK interest	6,930	15,129
Non-cash change in unrecognized tax benefit	(50,498)
Depreciation	2,000	2,936
Provision for bad debts	286	262
Gain on sale of discontinued operations	(4,265)	(835)
(Gain) loss on sale of property and equipment	(718)	89
Decrease in deferred income tax		(8,509)
Stock-based compensation expense	705	821
Asset impairments	0	11,422
Changes in assets and liabilities:
Restricted cash	9,935	(2,526)
Notes and accounts receivable	265	(1,236)
Real estate inventories	(23,452)	743
Other assets	1,123	2,243
Income tax receivable	(699)	2,223
Accounts payable and other liabilities	5,742	(5,436)
Customer deposits	5,097	7,267
Net cash provided by (used in) operating activities	22,014	(19,721)
Investing activities
Distribution of capital from unconsolidated joint venture	1,939
Additions to property and equipment	(1,077)	(1,323)
Proceeds from the sale of property and equipment	674
Proceeds from the sale of discontinued operations	10,069	15,322
Net cash provided by investing activities	11,605	13,999
Financing activities
Repayment on senior subordinated secured term loan	(162,412)	(150)
Debt issuance costs	(3,495)
Payments on community development district obligations	(1,174)	(683)
Proceeds from the issuance of common stock	48,260
Proceeds from the exercise of stock options	487
Proceeds from the issuance of senior secured term notes	122,500
Purchase of treasury stock	(41)	(43)
Distributions to noncontrolling interests		(2,221)
Net cash provided by (used in) financing activities	4,125	(3,097)
Net increase (decrease) in cash and cash equivalents	37,744	(8,819)
Cash and cash equivalents at beginning of period	43,350	52,169
Cash and cash equivalents at end of period	81,094	43,350
Supplemental disclosures of cash flow information
Interest paid	6,528
Noncash transactions associated with deconsolidation of subsidiary:
Accounts receivable and other assets		561
Property and equipments		20,807
Payables and other liabilities		2,368
Noncontrolling interests in consolidated subsidiary		9,843
Noncash transactions associated with community development district obligations:
Real estate inventories	$ (1,492)	$ (592)